Note 6 - Share Capital (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Issued common shares, beginning of period	32,225	18,944	27,502	15,722
Effect of ATM issuances	459	2,362	231	3,651
Effect of shares issued pursuant to share purchase agreements	1,257	-	3,007	-
Effect of exercise of stock options	9	-	4	-
Effect of RSUs redemptions	-	3	-	2
	33,950	21,309	30,744	19,375